PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expense	$ 103	$ 48	$ 32
Property, Plant and Equipment [Line Items]
Property and equipment	1,148	632
Accumulated depreciation	532	456
Property and equipent, net	616	176	93
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	726	375
Accumulated depreciation	360	279
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	230	214
Accumulated depreciation	160	148
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	192	43
Accumulated depreciation	$ 12	$ 29